Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses [line items]
Tax advance of VAT and withholdings taxes	$ 8,400	$ 14,900
Advance payments of taxes	1,300	11,200
Tax credits	16,500	14,400
Prepaid supplier	33,887	45,670
GE Engines Services, LLC [member]
Prepaid expenses [line items]
Prepaid supplier	$ 2,000	$ 24,000